Employee Headcount - (Details) - employee	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosures
Cloud and software	15,983	14,482	16,002
Services	19,476	17,379	14,621
Research and development	27,060	24,872	23,363
Sales and marketing	24,213	23,219	21,977
General and administration	6,024	5,504	5,393
Infrastructure	3,742	3,087	2,827
SAP Group at period end	96,498	88,543	84,183
Thereof acquisitions	2,043	289	209
SAP Group (months' end average)	93,709	86,999	80,609
EMEA
Disclosures
Cloud and software	6,341	5,869	6,406
Services	8,120	7,536	6,535
Research and development	12,478	11,349	10,525
Sales and marketing	9,843	9,196	8,542
General and administration	2,906	2,676	2,629
Infrastructure	2,160	1,732	1,584
SAP Group at period end	41,848	38,357	36,222
Thereof acquisitions	657	149	37
SAP Group (months' end average)	40,496	37,512	34,932
Americas
Disclosures
Cloud and software	4,268	3,895	4,184
Services	5,736	4,878	4,119
Research and development	5,651	5,250	4,860
Sales and marketing	9,452	9,169	8,999
General and administration	1,970	1,781	1,746
Infrastructure	951	855	788
SAP Group at period end	28,029	25,827	24,696
Thereof acquisitions	952	133	172
SAP Group (months' end average)	27,454	25,459	23,532
APJ
Disclosures
Cloud and software	5,374	4,719	5,412
Services	5,620	4,965	3,967
Research and development	8,930	8,273	7,977
Sales and marketing	4,918	4,854	4,435
General and administration	1,147	1,047	1,018
Infrastructure	631	501	454
SAP Group at period end	26,620	24,359	23,265
Thereof acquisitions	434	7	0
SAP Group (months' end average)	25,759	24,029	22,145